EMPLOYEE RELATED LIABILITIES (Schedule of Components of Net Periodic Benefit Cost Recognized in Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Postretirement Medicare Plan [Member]
Net periodic benefit cost
Service cost	$ 6	$ 7	$ 10
Interest cost	57	72	73
Amortization of prior service costs
Amortization of net loss (gain)	(241)	(298)	(262)
Total net periodic benefit cost	(178)	(219)	(179)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period
Net loss (gain) for the period	146	(1)	(376)
Amortization of prior service costs
Amortization of net gain (loss)	241	298	262
Total recognized in other comprehensive income (loss)	387	297	(114)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 209	$ 78	$ (293)
Weighted average assumptions used:
Discount rate	3.40%	4.50%	3.80%
Expected return on plan assets
Rate of compensation increases
Assumed health care cost trend rates:
Measurement date	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Postretirement Medicare Plan [Member] | Pre 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year, medicare advantage	6.20%	6.90%	8.30%
Health care cost trend rate assumed for current year, non-medicare advantage	6.20%	6.90%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2029	2029	2027
Postretirement Medicare Plan [Member] | Post 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year, medicare advantage	5.00%	13.10%	11.10%
Health care cost trend rate assumed for current year, non-medicare advantage	6.10%	7.90%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2029	2029	2027
Pension Plan [Member]
Net periodic benefit cost
Interest cost	$ 687	$ 817	$ 749
Expected return on the plan's assets	(909)	(930)	(1,427)
Expected Administrative Expenses	100	100
Amortization of prior service costs	3	3	3
Amortization of net loss (gain)	27
Total net periodic benefit cost	(92)	(10)	(675)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period
Net loss (gain) for the period	149	1,158	(231)
Amortization of prior service costs	(3)	(3)	(3)
Amortization of net gain (loss)	(27)
Total recognized in other comprehensive income (loss)	119	1,155	(234)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 27	$ 1,145	$ (909)
Weighted average assumptions used:
Discount rate	3.80%	4.20%	3.70%
Expected return on plan assets	3.20%	4.40%	6.20%
Rate of compensation increases